Subsequent Events (Details) - Subsequent Event - Founder Shares - shares			1 Months Ended
	Mar. 18, 2021	Jan. 22, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Number of shares transferred to each director			25,000
Number of total shares transferred			75,000
Stock dividend (in shares)	2,875,000	11,500,000
Founder Shares outstanding	17,250,000